Significant accounting policies, estimates and judgements (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies Estimates And Judgements [Abstract]
Description of accounting policy for Basis of preparation [Text Block]
Basis of preparation
The Consolidated Financial Statements of the Eni Group have been prepared in accordance with International Financial Reporting Standards (IFRS)

 as issued by the International Accounting Standards Board (IASB). Oil and natural gas exploration and production activity is accounted for in accordance with internationally accepted accounting standards taking into account the applicable IFRS requirements.
The Consolidated Financial Statements have been prepared under the historical cost convention, taking into account, where appropriate, value adjustments, except for certain items that under IFRSs must be measured at fair value as described in the accounting policies that follow.
The 2018 Consolidated Financial Statements included in the Annual Report on Form 20-F, approved by the Eni’s Board of Directors on April 4, 2019, were audited by the external auditor Ernst & Young SpA. The external auditor of Eni SpA, as the main external auditor, is wholly in charge of the auditing activities of the Consolidated Financial Statements; when there are other external auditors, Ernst & Young SpA takes the responsibility of their work.
The Consolidated Financial Statements are presented in euro and all values are rounded to the nearest million euros (€ million), except where otherwise indicated.

Description of accounting policy for accounting judgements and estimates [Text Block]
Significant accounting estimates and judgements
The preparation of the Consolidated Financial Statements requires the use of estimates and assumptions that affect the assets, liabilities, revenues and expenses recognised in the financial statements, as well as amounts included in the notes thereto, including disclosure of contingent assets and contingent liabilities. Estimates made are based on complex judgements and past experience of other assumptions deemed reasonable in consideration of the information available at the time. The accounting policies and areas that require the most significant judgements and estimates to be used in the preparation of the Consolidated Financial Statements are in relation to the accounting for oil and natural gas activities, specifically in the determination of proved and proved developed reserves, impairment of fixed assets, intangible assets and goodwill, decommissioning and restoration liabilities, business combinations, employee benefits and recognition of environmental liabilities. Although the Company uses its best estimates and judgements, actual results could differ from the estimates and assumptions used. The accounting estimates and judgements relevant for the preparation of the Consolidated Financial Statement are described below.

Description of accounting policy for Principles of consolidation [Text Block]
Principles of consolidation

Subsidiaries
The Consolidated Financial Statements comprise the financial statements of the parent Company Eni SpA and those of its subsidiaries, being those entities over which the Company has control, either directly or indirectly, through exposure or rights to their variable returns and the ability to affect those returns through its power over the investees. To have power over an investee, the investor must have existing rights that give it the current ability to direct the relevant activities of the investee, i.e. the activities that significantly affect the investee’s returns.

(1)
IFRSs include also International Accounting Standards (IAS), currently effective, as well as the interpretations developed by the IFRS Interpretations Committee, previously named International Financial Reporting Interpretations Committee (IFRIC) and initially Standing Interpretations Committee (SIC).

Subsidiaries are consolidated, on the basis of consistent accounting policies, from the date on which control is obtained until the date that control ceases. Assets, liabilities, income and expenses of consolidated subsidiaries are fully recognised with those of the parent in the Consolidated Financial Statements; the parent’s investment in each subsidiary is eliminated against the corresponding parent’s portion of equity of each subsidiary. Non-controlling interests are presented separately in the balance sheet within equity; the profit or loss attributable to non-controlling interests is presented in a specific line item of the profit and loss account.

For entities acting as sole-operator in the management of oil&gas contracts on behalf of companies participating in a joint project, the activities are financed proportionally based on a budget approved by the participating companies upon presentation of periodical reports of proceeds and expenses. Costs and revenue and other operating data (production, reserves, etc.) of the project, as well as the related obligations arising from the project, are recognised directly in the financial statements of the companies involved based on their own share. Some subsidiaries are not consolidated because they are not significant, either individually or in the aggregate; this exclusion has not produced significant

 effects on the Consolidated Financial Statements

.

When the proportion of the equity held by non-controlling interests changes, any difference between the consideration paid/received and the amount by which the non-controlling interests are adjusted is attributed to Eni shareholders’ equity. Conversely, the sale of equity interests with loss of control determines the recognition in the profit and loss account of: (i) any gain or loss calculated as the difference between the consideration received and the corresponding transferred net assets; (ii) any gain or loss recognised as a result of the re-measurement of any investment retained in the former subsidiary at its fair value; and (iii) any amount related to the former subsidiary previously recognised in other comprehensive income which may be reclassified subsequently to the profit and loss account

. Any investment retained in the former subsidiary is recognised at its fair value at the date when control is lost and shall be accounted for in accordance with the applicable measurement criteria.

Description of accounting policy for investments in joint ventures [text block]
Interests in joint arrangements
Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Investments in joint ventures are accounted for using the equity method as described in the accounting policy for “The equity method of accounting”.
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have enforceable rights to the assets, and enforceable obligations for the liabilities, relating to the arrangement. In the Consolidated Financial Statements, Eni recognises its share of the assets/liabilities and revenue/expenses of joint operations on the basis of its rights and obligations relating to the arrangements.
After the initial recognition, the assets/liabilities and revenue/expenses of the joint operations are measured in accordance with the applicable measurement criteria.
Not significant
joint operations are accounted for using the equity method or, if this does not result in a misrepresentation of the Company’s financial position and performance, at cost net of any impairment losses.

Description of accounting policy for investment in associates [text block]
Investments in associates
An associate is an entity over which Eni has significant influence, that is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control of those policies. Investments in associates are accounted for using the equity method as described in the accounting policy for “The equity method of accounting”.

(2)
According to the requirements of the Conceptual Framework for Financial Reporting, “information is material if omitting it or misstating it could influence decisions that users make on the basis of financial information about a specific rep
o
rting entity”.

(3)	Unconsolidated subsidiaries are accounted for as described in the accounting policy for “The equity method of accounting”.
(4)
Conversely, any amount related to the former subsidiary previously recognised in other comprehensive income, which may not be reclassified subsequently to the profit and loss account, are reclassified in another item of equity.

Consolidated companies’ financial statements are audited by external auditors who audit also the information required for the preparation of the Consolidated Financial Statements.

Description of accounting policy for equity method of accounting [Text Block]
The equity method of accounting
Investments in joint ventures, associates and not significant unconsolidated subsidiaries, are accounted for using the equity method.
5 6
Under the equity method, investments are initially recognised at cost, allocating, similarly to business combinations procedures, the purchase price of the investment to the investee’s assets/liabilities; if this allocation is provisionally recognised at initial recognition, it can be retrospectively adjusted within one year from the date of initial recognition, to reflect new information obtained about facts and circumstances that existed at the date of initial recognition. Subsequently, the carrying amount is adjusted to reflect: (i) the investor’s share of the profit or loss of the investee after the date of acquisition; and (ii) the investor’s share of the investee’s other comprehensive income. Distributions received from an equity-accounted investee reduce the carrying amount of the investment. In applying the equity method, consolidation adjustments are considered (see also the accounting policy for “Subsidiaries”). When there is objective evidence of impairment (e.g. relevant breaches of contracts, significant financial difficulty, probable default of the counterparty, etc.), the recoverability is tested by comparing the carrying amount and the related recoverable amount determined by adopting the criteria indicated in the accounting policy for “Property, plant and equipment”. When an impairment loss no longer exists or has decreased, a reversal of the impairment loss is recognised in the profit and loss account within “Other gain (loss) from investments”. The impairment reversal shall not exceed the previously recognised impairment losses. Losses arising from the application of the equity method in excess of the carrying amount of the investment, recognised in the profit and loss account within “Income (Expense) from investments”, reduce the carrying amount of any financing receivables towards the investee for which settlement is neither planned nor likely to occur in the foreseeable future and which are, in substance, an extension of the investment in the investee (the so-called long-term interests).
The sale of equity interests with loss of joint control or significant influence over the investee determines the recognition in the profit and loss account of: (i) any gain or loss calculated as the difference between the consideration received and the corresponding transferred share; (ii) any gain or loss recognised as a result of the re-measurement of any investment retained in the former joint venture/associate at its fair value7; and (iii) any amount related to the former joint venture/associate previously recognised in other comprehensive income which may be reclassified subsequently to the profit and loss account

. Any investment retained in the former joint venture/associate is recognised at its fair value at the date when joint control or significant influence is lost and shall be accounted for in accordance with the applicable measurement criteria.
The investor’s share of losses of an investee, that exceeds the carrying amount of the investment and any long-term interests, is recognised in a specific provision only to the extent that the investor has incurred legal or constructive obligations or made payments on behalf of the investee.

Description of accounting policy for business combinations [text block]
Business combinations
Business combinations are accounted for by applying the acquisition method. The consideration transferred in a business combination is the sum of the acquisition-date fair value of the assets transferred, the liabilities incurred and the equity interests issued by the acquirer. Acquisition-related costs are accounted for as expenses when incurred.

(5)
In the case of step acquisition of significant influence (joint control), the investment is recognised, at the acquisition date of significant influence (joint control), at the amount deriving from the use of the equity method assuming the adoption of this method since initial acquisition; the “step-up” of the carrying amount of interests owned before the acquisition of significant influence (joint control) is taken to equity.

(6)
Joint ventures, associates and not significant unconsolidated subsidiaries are accounted for at cost less any accumulated impairment losses, if this does not result in a misrepresentation of the Company's financial position and performance.

(7)	If the retained investment continues to be accounted for using the equity method, no re-measurement at fair value is recognised in the profit and loss account.
(8)
Conversely, any amount related to the former joint venture/associate previously recognised in other comprehensive income, which may not be reclassified subsequently to the profit and loss account, are reclassified in another item of equity.

The acquirer shall measure the identifiable assets acquired and liabilities assumed at their acquisition-date fair values

, unless another measurement basis is required by IFRSs. The excess of the consideration transferred over the Group’s share of the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed is recognised, in the balance sheet, as goodwill; conversely, a gain on a bargain purchase is recognised in the profit and loss account.

Any non-controlling interests are measured as the proportionate share in the recognised amounts of the acquiree’s identifiable net assets at the acquisition date excluding, hence, the portion of goodwill attributable to them (partial goodwill method); as an alternative, non-controlling interests may be measured at fair value, which means that goodwill includes the portion attributable to them (full goodwill method)

. The choice of measurement basis for goodwill (partial goodwill method vs. full goodwill method) is made on a transaction-by-transaction basis.
In a business combination achieved in stages, the purchase price is determined by summing the acquisition-date fair value of previously held equity interests in the acquiree and the consideration transferred for obtaining control; the previously held equity interests are re-measured at their acquisition-date fair value and the resulting gain or loss, if any, is recognised in the profit and loss account. Furthermore, on obtaining control, any amount recognised in other comprehensive income related to the previously held equity interests is reclassified to the profit and loss account, or in another item of equity when such amount may not be reclassified to the profit and loss account.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the provisional amounts recognised at the acquisition date shall be retrospectively adjusted within one year from the acquisition date, to reflect new information obtained about facts and circumstances that existed as of the acquisition date.
The acquisition of interests in a joint operation whose activity constitutes a business is accounted for applying the principles on business combinations accounting.

Description of accounting policy for Significant accounting estimates and judgements investments and business combinations [Text Block]
Significant accounting estimates and judgements: investments and business combinations
The assessment of the existence of control, joint control, significant influence over an investee, as well as for joint operations, the assessment of the existence of enforceable rights and obligations imply that the management makes complex judgements on the basis of the characteristics of the investee’s structure, arrangements between parties and other relevant facts and circumstances. Significant accounting estimates by management are required also for measuring the identifiable assets acquired and the liabilities assumed, in a business combination, at their acquisition-date fair values. For such measurement, to be performed also for the application of the equity method, Eni adopts the valuation techniques generally used by market participants taking into account the available information; for the most significant business combinations, Eni engages external independent evaluators.

Description of accounting policy for Intragroup transactions [Text Block]
Intragroup transactions
All balances and transactions between consolidated companies, and not yet realised with third parties, including unrealised profits arising from such transactions have been eliminated.
Unrealised profits arising from transactions between the Group and its equity-accounted entities are eliminated to the extent of the Group’s interest in the equity-accounted entity. In both cases, unrealised losses are not eliminated unless the transaction provides evidence of an impairment loss of the asset transferred.

Description of accounting policy for foreign currency translation [text block]

Foreign currency translation
The financial statements of foreign operations having a functional currency other than the euro, that represents the parent’s functional currency, are translated into euro using the spot exchange rates on the balance sheet date for assets and liabilities, historical exchange rates for equity and average exchange rates for the profit and loss account and the statement of cash flows (source: Reuters — WMR).

(9)	Fair value measurement principles are described below in the accounting policy for “Fair value measurements”.

(10)	The choice between partial goodwill and full goodwill method is made also for business combinations resulting in the recognition of a gain on bargain purchase in the profit and loss account.

The cumulative resulting exchange differences are presented in the separate component of Eni shareholders’ equity “Cumulative currency translation differences”

. Cumulative amount of exchange differences relating to a foreign operation are reclassified to the profit and loss account when the entity disposes the entire interest in that foreign operation or when the partial disposal involves the loss of control, joint control or significant influence over the foreign operation. On a partial disposal that does not involve loss of control of a subsidiary that includes a foreign operation, the proportionate share of the cumulative exchange differences is reattributed to the non-controlling interests in that foreign operation. On a partial disposal that does not involve loss of joint control or significant influence, the proportionate share of the cumulative exchange differences is reclassified to the profit and loss account. The repayment of share capital made by a subsidiary having a functional currency other than the euro, without a change in the ownership interest, implies that the proportionate share of the cumulative amount of exchange differences relating to the subsidiary is reclassified to the profit and loss account.

The financial statements of foreign operations which are translated into euro are denominated in the foreign operations’ functional currencies which generally is the U.S. dollar.

The main foreign exchange rates used to translate the financial statements into the parent’s functional currency are indicated below:

(currency amount for €1)	Annual average exchange rate 2018	Exchange rate at December 31, 2018	Annual average exchange rate 2017	Exchange rate at December 31, 2017	Annual average exchange rate 2016	Exchange rate at December 31, 2016
U.S. Dollar	1.18	1.15	1.13	1.20	1.11	1.05
Pound Sterling	0.88	0.89	0.88	0.88	0.82	0.86
Norwegian Krone	9.60	9.94	9.33	9.83	9.29	9.09
Australian Dollar	1.58	1.62	1.47	1.53	1.49	1.46

Significant accounting policies
The most significant accounting policies used in the preparation of the Consolidated Financial Statements are described below.

Description Of Accounting Policy For Oil And Gas Exploration Appraisal Development And Production Expenditure [Text Block]
Oil and natural gas exploration, appraisal, development and production expenditure

Acquisition of exploration rights
Costs incurred for the acquisition of exploration rights (or their extension) are initially capitalised within the line item “Intangible assets” as “exploration rights — unproved” pending determination of whether the exploration and appraisal activities in the reference areas are successful or not. Unproved exploration rights are not amortised, but reviewed to confirm that there is no indication that the carrying amount exceeds the recoverable amount. This review is based on the confirmation of the commitment of the Company to continue the exploration activities and on the analysis of facts and circumstances that can show the existence of uncertainties related to the recoverability of the carrying amount. If no future activity is planned, the carrying amount of the related exploration rights is recognised in the profit and loss account as write-off. Lower value exploration rights are pooled and amortised on a straight-line basis over the estimated period of exploration. In the event of a discovery of proved reserves (i.e. upon recognition of proved reserves and internal approval for development), the carrying amount of the related unproved exploration rights is reclassified to “proved exploration rights”, within the line item “Intangible assets”. Upon reclassification, as well as whether there is any indication of impairment, the carrying amount of exploration rights to reclassify as proved is tested for impairment considering the higher of their value in use and their fair value less costs of disposal. From the commencement of production, proved exploration rights are amortised according to the unit of production method (the so-called UOP method, described in the accounting policy for “UOP depreciation, depletion and amortisation”).

(11)
When the foreign subsidiary is partially owned, the cumulative exchange differences, that are attributable to the non-controlling interests, are allocated to and recognised as part of  “Non-controlling interest”.

Acquisition of mineral interests
Costs incurred for the acquisition of mineral interests are capitalised in connection with the assets acquired (such as exploration potential, possible and probable reserves and proved reserves). When the acquisition is related to a set of exploration potential and reserves, the cost is allocated to the different assets acquired based on their expected discounted cash flows.

Acquired exploration potential is measured in accordance with the criteria illustrated in the accounting policy for “Acquisition of exploration rights”. Costs associated with proved reserves are amortised according to the UOP method (see the accounting policy for “UOP depreciation, depletion and amortisation”). Expenditure associated with possible and probable reserves (unproved mineral interests) is not amortised until classified as proved reserves; in case of a negative result, it is written-off.
Exploration and appraisal expenditure
Geological and geophysical exploration costs are recognised as an expense as incurred.

Costs directly associated with an exploration well are initially recognised within tangible assets in progress, as “exploration and appraisal costs — unproved” (exploration wells in progress) until the drilling of the well is completed and can continue to be capitalised in the following 12-month period pending the evaluation of drilling results (suspended exploration wells). If, at the end of this period, it is ascertained that the result is negative (no hydrocarbon found) or that the discovery is not sufficiently significant to justify the development, the wells are declared dry/unsuccessful and the related costs are written-off. Conversely, these costs continue to be capitalised if and until: (i) the well has found a sufficient quantity of reserves to justify its completion as a producing well, and (ii) the entity is making sufficient progress assessing the reserves and the economic and operating viability of the project; on the contrary, the capitalised costs are recognised in the profit and loss account as write-off. Analogous recognition criteria are adopted for the costs related to the appraisal activity. When proved reserves of oil and/or natural gas are determined, the relevant expenditure recognised as unproved is reclassified to proved exploration and appraisal costs, within tangible assets in progress. Upon reclassification, as well as whether there is any indication of impairment, the carrying amount of the costs to reclassify as proved is tested for impairment considering the higher of their value in use and their fair value less costs of disposal. From the commencement of production, proved exploration and appraisal costs are depreciated according to the UOP method (see the accounting policy for “UOP depreciation, depletion and amortisation”).
Development expenditure
Development expenditure, including the costs related to unsuccessful and damaged development wells, are capitalised as “Tangible asset in progress — proved”. Development costs are incurred to obtain access to proved reserves and to provide facilities for extracting, treating, gathering and storing the oil&gas. They are amortised, from the commencement of production, generally on a UOP basis. When development projects are unfeasible/not carried on, the related costs are written-off when it is decided to abandon the project. Development costs are tested for impairment in accordance with the criteria described in the accounting policy for “Property, plant and equipment”.
UOP depreciation, depletion and amortisation
Proved oil&gas assets are depreciated generally under the UOP method, as their useful life is closely related to the availability of oil&gas reserves, by applying, to the depreciable amounts at the end of each quarter a rate representing the ratio between the volumes extracted during the quarter and the reserves existing at the end of the quarter, increased by the volumes extracted during the quarter. This method is applied with reference to the smallest aggregate representing a direct correlation between expenditures to be depreciated and oil&gas reserves. Proved exploration rights and acquired proved mineral interests are amortised over proved reserves; proved exploration and appraisal costs and development expenditure are depreciated over proved developed reserves.
Production costs
Production costs are those costs incurred to operate and maintain wells and field equipment and are recognised as an expense as incurred.
Production Sharing Agreements and buy-back contracts
Oil and gas reserves related to Production Sharing Agreements and buy-back contracts are determined on the basis of contractual terms related to the recovery of the contractor’s costs to undertake and finance exploration, development and production activities at its own risk (Cost Oil) and the Company’s stipulated share of the production remaining after such cost recovery (Profit Oil). Revenues from the sale of the lifted production, against both Cost Oil and Profit Oil, are accounted for on an accrual basis, whilst exploration, development and production costs are accounted for according to the above-mentioned accounting policies. The Company’s share of production volumes and reserves includes the share of hydrocarbons that corresponds to the taxes to be paid, according to the contractual agreement, by the national government on behalf of the Company. As a consequence, the Company has to recognise at the same time an increase in the taxable profit, through the increase of the revenue, and a tax expense.
Decommissioning and restoration liabilities
Costs expected to be incurred with respect to the plugging and abandonment of a well, dismantlement and removal of production facilities, as well as site restoration, are capitalised, consistently with the accounting policy described under “Property, plant and equipment”, and then depreciated on a UOP basis.

Significant accounting estimates and judgements: oil and natural gas activities
Engineering estimates of the Company’s oil&gas reserves are inherently uncertain. Proved reserves are the estimated volumes of crude oil, natural gas and gas condensates, liquids and associated substances which geological and engineering data demonstrate that can be economically producible with reasonable certainty from known reservoirs under existing economic conditions and operating methods. Although there are authoritative guidelines regarding the engineering and geological criteria that must be met before estimated oil&gas reserves can be categorised as “proved”, the accuracy of any reserve estimate depends on the quality of available data, the engineering and geological interpretation of such data and management’s judgement.
The determination of whether potentially economic oil and natural gas reserves have been discovered by an exploration well is made within a year after well completion. The evaluation process of a discovery, which requires performing additional appraisal activities on the potential oil and natural gas field and establishing the optimum development plans, can take longer, in most cases, depending on the complexity of the project and on the size of capital expenditures required. During this period, the costs related to these exploration wells remain suspended on the balance sheet. In any case, all such carried costs are reviewed, at least, on an annual basis to confirm the continued intent to develop, or otherwise to extract value from the discovery.
Field reserves will be categorised as proved only when all the criteria for attribution of proved status have been met. Initially, all booked reserves are classified as proved undeveloped. Subsequently, volumes are reclassified from proved undeveloped to proved developed as a consequence of development activity. Generally, reserves are booked as proved developed when the first oil or gas is produced. Major development projects typically take one to four years from the time of initial booking to the start of production. Eni reassesses its estimate of proved reserves periodically. The estimated proved reserves of oil and natural gas may be subject to future revision. Upward or downward revision may be made to the initial booking of reserves due to production, reservoir performance, commercial factors, acquisition and divestment activity and additional reservoir development activity. In particular, changes in oil and natural gas prices could impact the amount of Eni’s proved reserves in regards to the initial estimate and, in the case of production sharing agreements and buy-back contracts, the share of production and reserves to which Eni is entitled. Accordingly, the estimated reserves could be materially different from the quantities of oil and natural gas that ultimately will be recovered. Oil and natural gas reserves have a direct impact on certain amounts reported in the Consolidated Financial Statements. Estimated proved reserves are used in determining depreciation, amortisation and depletion charges and impairment charges. Assuming all other variables are held constant, an increase in estimated proved developed reserves for each field decreases depreciation, amortisation and depletion charge using the UOP method. Conversely, a decrease in estimated proved developed reserves increases depreciation, amortisation and depletion charge. Estimated proved reserves are affected, inter alia, by the trend of reference oil and gas commodity prices and by the specific legal agreement for the oil&gas activity.
In addition, estimated proved reserves are used to calculate future cash flows from oil&gas properties, which are used to assess any impairment loss.

Description of accounting policy for property, plant and equipment [text block]
Property, plant and equipment
Property, plant and equipment, including investment properties, are recognised using the cost model and stated at their purchase price or construction cost including any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. For assets that necessarily take a substantial period of time to get ready for their intended use, the purchase price or construction cost comprises the borrowing costs incurred in the period to get the asset ready for use that would have been avoided if the expenditure had not been made.
In the case of a present obligation for dismantling and removal of assets and restoration of sites, the initial carrying amount of an item of property, plant and equipment includes the estimated (discounted) costs to be incurred when the removal event occurs (a corresponding amount is recognised as part of a specific provision). Changes resulting from revisions to the timing or the amount of the original estimate of the provision are accounted for as described in the accounting policy for “Provisions, contingent liabilities and contingent assets”12.
Property, plant and equipment are not revalued for financial reporting purposes.
Assets held under finance lease, or under arrangements that do not take the legal form of a finance lease but substantially transfer all the risks and rewards incidental to ownership of the leased asset, are recognised, at the commencement of the lease term, at their fair value, net of grants attributable to the lessee or, if lower, at the present value of the minimum lease payments. Leased assets are included within property, plant and equipment. A corresponding financing payable to the lessor is recognised.
Expenditures on upgrading, revamping and reconversion are
recognised
as items of property, plant and equipment when it is probable that they will increase the expected future economic benefits of the asset. Assets acquired for safety or environmental reasons, although not directly increasing the future economic benefits of any particular existing item of property, plant and equipment, qualify for recognition as assets when they are necessary for running the business.
Depreciation of tangible assets begins when they are available for use, i.e. when they are in the location and condition necessary for it to be capable of operating as planned. Property, plant and equipment are depreciated on a systematic basis, using a straight-line method over their useful life. The useful life is the period over which an asset is expected to be available for use by the Company. When tangible assets are composed of more than one significant part with different useful lives, each part is depreciated separately. The depreciable amount is the asset’s carrying amount less its residual value at the end of its useful life, if it is significant and can be reasonably determined. Land is not depreciated, even when acquired together with a building. Tangible assets held for sale are not depreciated (see the accounting policy for “Assets held for sale and discontinued operations”). Changes in the asset's useful life, in its residual value or in the pattern of consumption of the future economic benefits embodied in the asset, are accounted for prospectively.
Assets to be handed over for no consideration are depreciated over the shorter term between the duration of the concession or the asset’s useful life.
Replacement costs of identifiable parts in complex assets are capitalised and depreciated over their useful life; the residual carrying amount of the part that has been substituted is charged to the profit and loss account. Leasehold improvement costs are depreciated over the useful life of the improvements or, if lower, over the residual length of the lease, considering any renewal period if renewal depends entirely on the lessee and is virtually certain. Expenditures for ordinary maintenance and repairs are recognised as an expense as incurred.

(12)
These liabilities relate essentially to assets in the Exploration & Production segment. Decommissioning and restoration liabilities associated with tangible assets of Refining & Marketing and Chemical and Gas & Power segments are recognised when the cost is actually incurred and the amount of the liability can be reliably estimated, considering that undetermined settlement dates for assets dismantlement and restoration do not allow a discounting estimate of the obligation. With regard to this, Eni performs periodic reviews of its tangible assets of Refining & Marketing and Chemical and Gas & Power segments for any changes in facts and circumstances that might require recognition of a decommissioning and restoration liability.

The carrying amount of property, plant and equipment is reviewed for impairment whenever there is any indication that the carrying amounts of those assets may not be recoverable. The recoverability of an asset is assessed by comparing its carrying amount with the recoverable amount, which is the higher of the asset’s fair value less costs of disposal and its value in use. Value in use is the present value of the future cash flows expected to be derived from continuing use of the asset and, if significant and reliably measurable, the cash flows expected to be obtained from its disposal at the end of its useful life, after deducting the costs of disposal. Expected cash flows are determined on the basis of reasonable and supportable assumptions that represent management’s best estimate of the range of economic conditions that will exist over the remaining useful life of the asset, giving greater weight to external evidence.
With reference to commodity prices, management assumes the price scenario adopted for economic and financial projections and for whole life appraisal for capital expenditures. In particular, for the cash flows associated to oil, natural gas and petroleum products prices (and prices derived from them), the price scenario is approved by the Board of Directors and is based on management’s planning assumptions, in the short and medium term, takes into account the projections of market analysts and, if there is a sufficient liquidity and reliability level, on the forward prices prevailing in the marketplace.
Discounting is carried out at a rate that reflects a current market assessment of the time value of money and of the risks specific to the asset that are not reflected in the expected future cash flows. In particular, the discount rate used is the Weighted Average Cost of Capital (WACC) adjusted for the specific country risk of the asset. These adjustments are measured considering information from external parties. WACC differs considering the risk associated with each operating segments where the asset operates. In particular, for the assets belonging to the Gas & Power segment and the Chemical business, taking into account their different risk compared with Eni as a whole, specific WACC rates have been defined on the basis of a sample of companies operating in the same segment/business, adjusted to take into consideration the risk premium of the specific country of the activity. For the other segments/businesses, a single WACC is used considering that the risk is the same to that of Eni as a whole. Value in use is calculated net of the tax effect as this method results in values similar to those resulting from discounting pre-tax cash flows at a pre-tax discount rate deriving, through an iteration process, from a post-tax valuation. Valuation is carried out for each single asset or, if the recoverable amount of a single asset cannot be determined, for the smallest identifiable group of assets that generates independent cash inflows from their continuous use, the so-called “cash-generating unit”. When an impairment loss no longer exists or has decreased, a reversal of the impairment loss is recognised in the profit and loss account. The impairment reversal shall not exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years.
The carrying amount of property, plant and equipment is derecognised on disposal or when no future economic benefits are expected from its use or disposal; the arising gain or loss is recognised in the profit and loss account.

Description of accounting policy for intangible assets and goodwill [text block]
Intangible assets
Intangible assets are identifiable non-monetary assets without physical substance, controlled by the Company and able to produce future economic benefits, and goodwill. An asset is classified as intangible when management is able to distinguish it clearly from goodwill. This condition is normally met when: (i) the intangible asset arises from contractual or other legal rights, or (ii) the asset is separable, i.e. can be sold, transferred, licensed, rented or exchanged, either individually or together with other assets. An entity controls an intangible asset if it has the power to obtain the future economic benefits flowing from the underlying asset and to restrict the access of others to those benefits.
Intangible assets are initially recognised at cost as determined by the criteria used for tangible assets and they are not revalued for financial reporting purposes.
Intangible assets with finite useful lives are amortised on a systematic basis over their useful life; the amount to be amortised and the recoverability of the carrying amount are determined in accordance with the criteria described in the accounting policy for “Property, plant and equipment”.
Goodwill and intangible assets with indefinite useful lives are not amortised. Their carrying amounts are tested for impairment at least annually and whenever there is any indication of impairment. Goodwill is tested for impairment at the lowest level within the entity at which it is monitored for internal management purposes. When the carrying amount of the cash-generating unit, including goodwill allocated thereto, calculated considering any impairment loss of the non-current assets belonging to the cash-generating unit, exceeds its recoverable amount

, the excess is recognised as an impairment loss. The impairment loss is allocated first to reduce the carrying amount of goodwill; any remaining excess is allocated to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit, up to the recoverable amount of assets with finite useful lives. An impairment loss recognised for goodwill is not reversed in a subsequent period

.
Costs of obtaining a contract with a customer are recognised in the balance sheet if the Company expects to recover those costs. The intangible asset arising from those costs is amortised on a systematic basis, that is consistent with the transfer to the customer of the goods or services to which the asset relates, and is tested for impairment.

Costs of technological development activities are
capitalised
when: (i) the cost attributable to the development activity can be measured reliably; (ii) there is the intention and the availability of financial and technical resources to make the asset available for use or sale; and (iii) it can be demonstrated that the asset is able to generate probable future economic benefits.
The carrying amount of intangible assets is derecognised on disposal or when no future economic benefits are expected from its use or disposal; any arising gain or loss is recognised in the profit and loss account.

Description of accounting policy for government grants [text block]
Grants related to assets

Government grants related to assets are recognised by deducting them in calculating the carrying amount of the related assets when there is reasonable assurance that the Company will comply with the conditions attaching to them and the grants will be received.

Description of accounting policy for measuring inventories [text block]
Inventories
Inventories, including compulsory stock, are measured at the lower of purchase or production cost and net realisable value. Net realisable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale, or, with reference to inventories of crude oil and petroleum products already included in binding sale contracts, the contractual selling price. Inventories which are principally acquired with the purpose of selling in the near future and generating a profit from fluctuations in price are measured at fair value less costs to sell. Materials and other supplies held for use in production are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost.
The cost of inventories of hydrocarbons (crude oil, condensates and natural gas) and petroleum products is determined by applying the weighted average cost method on a three-month basis, or on a different time period (e.g. monthly), when it is justified by the use and the turnover of inventories of crude oil and petroleum products; the cost of inventories of the Chemical business is determined by applying the weighted average cost on an annual basis.
When take-or-pay clauses are included in long-term gas purchase contracts, pre-paid gas volumes that are not withdrawn to fulfill minimum annual take obligations, are measured using the pricing formulas contractually defined. They are recognised
under “Other assets” as “Deferred costs” as a contra to “Other payables” or, after the settlement, to “Cash and cash equivalents”. The allocated deferred costs are charged to the profit and loss account: (i) when natural gas is actually withdrawn — the related cost is included in the determination of the weighted average cost of inventories; and (ii) for the portion which is not recoverable, when it is not possible to withdraw the previously pre-paid gas, within the contractually defined deadlines. Furthermore, the allocated deferred costs are tested for economic recoverability by comparing the related carrying amount and their net realisable
value, determined adopting the same criteria described for inventories.

(13)	For the definition of recoverable amount see the accounting policy for “Property, plant and equipment”.
(14)
Impairment losses recognised in an interim period are not reversed also when, considering conditions existing in a subsequent interim period, they would have been recognised in a smaller amount or would not have been recognised.

(15)
The previous accounting policies required the capitalisation of directly attributable customer acquisition costs when the following conditions are met: (i) the capitalised costs can be measured reliably; (ii) there is a contract binding the customer for a specified period of time; and (iii) it is probable that the costs will be recovered through the revenue from the sales, or, where the customer withdraws from the contract in advance, through the collection of a penalty.

Significant Accounting Estimates and Judgments for Non Financial Assets [Text Block]
Significant accounting estimates and judgements: impairment of non-financial assets
Non-financial assets are impaired whenever events or changes in circumstances indicate that carrying amounts of the assets are not recoverable. Such impairment indicators include changes in the Group’s business plans, changes in commodity prices leading to unprofitable performance, a reduced capacity utilisation of plants and, for oil&gas properties, significant downward revisions of estimated proved reserve quantities or significant increase of the estimated development costs. Determination as to whether and how much an asset is impaired involves management estimates on highly uncertain and complex matters such as future commodity prices, the effects of inflation and technology improvements on operating expenses, production profiles and the outlook for demand and supply conditions on a global or regional scale. Similar remarks are valid for assessing the physical recoverability of assets recognised in the balance sheet (deferred costs — see also the accounting policy for “Inventories”) related to natural gas volumes not withdrawn under long-term supply contracts with take-or-pay clauses, as well as for assessing the recoverability of deferred tax assets (see also accounting policy for “Income taxes”), which requires complex processes for evaluating the existence of adequate future taxable profit.
The expected future cash flows used for impairment analyses are based on judgemental assessments of future production volumes, prices and costs, considering available information at the date of review and are discounted by using a rate which considers the risks specific to the asset.
For oil and natural gas properties, the expected future cash flows are estimated principally based on developed and undeveloped proved reserves including, among other elements, production taxes and the costs to be incurred for the reserves yet to be developed. The estimate of the future amount of production is based on assumptions related to the commodity future prices, lifting and development costs, field decline rates, market demand and other factors. The cash flows associated to oil&gas commodities are estimated on the basis of forward market information, if there is a sufficient liquidity and reliability level, on the consensus of independent specialised analysts and on management’s forecasts about the evolution of the supply and demand fundamentals.

Description of accounting policy for financial instruments [text block]
Financial instruments

Financial assets

Financial assets are classified, on the basis of both contractual cash flow characteristics and the entity’s business model for managing them, in the following categories: (i) financial assets measured at amortised cost; (ii) financial assets measured at fair value through other comprehensive income (hereinafter also OCI); (iii) financial assets measured at fair value through profit or loss.

At initial recognition, a financial asset is measured at its fair value; at initial recognition, trade receivables that do not have a significant financing component are measured at their transaction price.

After initial recognition, financial assets whose contractual terms give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at amortised cost if they are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows (the so-called hold to collect business model). For financial assets measured at amortised cost, interest income determined using the effective interest rate, foreign exchange differences and any impairment losses

 (see the accounting policy for “Impairment of financial assets”) are recognised in the profit and loss account.

Conversely, financial assets that are debt instruments are measured at fair value through OCI (hereinafter also FVTOCI) if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets (the so-called hold to collect and sell business model). In these cases: (i) interest income determined using the effective interest rate, foreign exchange differences and any impairment losses (see the accounting policy for “Impairment of financial assets”) are recognised in the profit and loss account; (ii) changes in fair value of the instruments are recognised in equity, within other comprehensive income. The accumulated changes in fair value, recognised in the equity reserve related to other comprehensive income, is reclassified to the profit and loss account when the financial asset is derecognised.

(16)
The accounting policies related to financial instruments were defined on the basis of IFRS 9 “Financial Instruments” effective from 2018; as required by the standard, the new requirements have been applied starting from January1, 2018 without restating the prior years under comparison. With reference to the financial instruments held by the Company, the previous accounting policies (see 2017 Annual Report on Form 20-F) required essentially: (i) the classification of financial assets on the basis of the categories under IAS 39; (ii) recognition and measurement of impairment losses if there was objective evidence that an impairment loss had been incurred (the so-called incurred loss model); and (iii) more stringent hedge accounting requirements (mainly referred to the assessment of hedge effectiveness).

(17)	Receivables and other financial assets measured at amortised cost are presented in the balance sheet net of their loss allowance.

A financial asset represented by a debt instrument that is neither measured at amortised cost nor at FVTOCI, is measured at fair value through profit or loss (hereinafter FVTPL); financial assets held for trading fall into this category. Interest income on assets held for trading contributes to the fair value measurement of the instrument and is recognised in “Finance income (expense)”, within “Net finance income (expense) from financial assets held for trading”.

When the purchase or sale of a financial asset is under a contract whose terms require delivery of the asset within the time frame established generally by regulation or convention in the marketplace concerned, the transaction is accounted for on the settlement date.

Impairment of financial assets

The expected credit loss model is adopted for the impairment of financial assets that are debt instruments, but are not measured at fair value through profit or loss.

In particular, the expected credit losses are generally measured by multiplying: (i) the exposure to the counterparty’s credit risk net of any collateral held and other credit enhancements (Exposure At Default, EAD); (ii) the probability that the default of the counterparty occurs (Probability of Default, PD); and (iii) the percentage estimate of the exposure that will not be recovered in case of default (LGD), considering the past experiences and the range of recovery tools that can be activated (e.g. extrajudicial and/or legal proceedings, etc.).

With reference to trade and other receivables, Probabilities of Default of counterparties are determined by adopting the internal credit ratings already used for credit worthiness and are periodically reviewed using, inter alia, back-testing analyses; for government entities (e.g. National Oil Companies), the Probability of Default, represented essentially by the probability of a delayed payment, is determined by using, as input data, the country risk premium adopted to determine WACC for the impairment review of non-financial assets.

For customers without internal credit ratings, the expected credit losses are measured by using a provision matrix, defined by grouping, where appropriate, receivables into adequate clusters to which apply expected loss rates defined on the basis of their historical credit loss experiences, adjusted, where appropriate, to take into account forward-looking information on credit risk of the counterparty or clusters of counterparties.

Considering the characteristics of the reference markets, financial assets with more than 180 days past due or, in any case, with counterparties undergoing litigation, restructuring or renegotiation, are considered to be in default. Counterparties are considered undergoing litigation when judicial/legal proceedings aimed to recover a receivable have been activated or are going to be activated. Impairment losses of trade and other receivables are recognised in the profit and loss account, net of any impairment reversal, within the line item of the profit and loss account “Net (impairment losses) reversals of trade and other receivables”.

The financing receivables held for operating purposes, granted to associates and joint ventures, which in substance form part of the entity’s net investment in these investees, are tested for impairment considering also the underlying industrial operations and the macroeconomic scenarios of the countries where the investees operate.

(18)	For exposures arising from intragroup transactions, the recovery rate is assumed equal to 100% taking into account the possibility to providecapital injections of investees.

Significant accounting estimates and judgements: impairment of financial assets

Measuring impairment losses of financial assets requires management evaluation of complex and highly uncertain elements such as, for example, Probabilities of Default of counterparties, the existence of any collaterals or other credit enhancements, the expected exposure that will not be recovered in case of default, as well as the definition of customers' clusters to be adopted.

Investments in equity instruments

Investments in equity instruments, that are not held for trading, are measured at fair value through other comprehensive income, without subsequent transfer of fair value changes to profit or loss on derecognition of these investments; conversely, dividends from these investments are recognised in the profit and loss account, within the line item “Income (Expense) from investments”. In limited circumstances, an investment in equity instruments can be measured at cost if it is an appropriate estimate of fair value

Financial liabilities

At initial recognition, financial liabilities, other than derivative financial instruments, are measured at their fair value, minus transaction costs that are directly attributable, and are subsequently measured at amortised cost.

Description of accounting policy for derivative financial instruments [text block]
Derivative financial instruments and hedge accounting
Derivative financial instruments, including embedded derivatives (see below) that are separated from the host contract, are assets and liabilities measured at their fair value.
With reference to the defined risk management objectives and strategy, the qualifying criteria for hedge accounting requires: (i) the existence of an economic relationship between the hedged item and the hedging instrument in order to offset the related value changes and the effects of counterparty credit risk do not dominate the economic relationship between the hedged item and the hedging instrument; and (ii) the definition of the relationship between the quantity of the hedged item and the quantity of the hedging instrument (the so-called hedge ratio) consistently with the entity’s risk management objectives, under a defined risk management strategy; the hedge ratio is adjusted, where appropriate, after taking into account any adequate rebalancing. A hedging relationship is discontinued prospectively, in its entirety or a part of it, when it no longer meets the risk management objectives on the basis of which it qualified for hedge accounting, it ceases to meet the other qualifying criteria or after rebalancing it.
When derivatives hedge the risk of changes in the fair value of the hedged items (fair value hedge, e.g.hedging of the variability in the fair value of fixed interest rate assets/liabilities), the derivatives are measured at fair value through profit and loss account. Consistently, the carrying amount of the hedged item is adjusted to reflect, in the profit and loss account, the changes in fair value of the hedged item attributable to the hedged risk; this applies even if the hedged item should be otherwise measured.
When derivatives hedge the exposure to variability in cash flows of the hedged items (cash flow hedge, e.g. hedging the variability in the cash flows of assets/liabilities as a result of the fluctuations of exchange rate), the effective changes in the fair value of the derivatives are initially recognised in the equity reserve related to other comprehensive income and then reclassified to the profit and loss account in the same period during which the hedged transaction affects the profit and loss account.
If a hedged forecast transaction subsequently results in the recognition of a non-financial asset or a non-financial liability, the accumulated changes in fair value of hedging derivatives, recognised
in equity, are included directly in the carrying amount of the hedged non-financial asset/liability (commonly referred to as a “basis adjustment”).
The changes in the fair value of derivatives, that are not designated as hedging instruments, including any ineffective portion of changes in fair value of hedging derivatives, are recognised in the profit and loss account. In particular, the changes in the fair value of non-hedging derivatives on interest rates and exchange rates are recognised in the profit and loss account line item “Finance income (expense)”; conversely, the changes in the fair value of non-hedging derivatives on commodities are recognised in the profit and loss account line item “Other operating (expense) income”.
Derivatives embedded in financial assets are no longer accounted for separately; in such circumstances, the entire hybrid instrument is classified depending on the contractual cash flow characteristics of the financial instrument and the business model for managing it (see the accounting policy for “Financial assets”). Derivatives embedded in financial liabilities and/or non-financial assets are separated if: (i) the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host contract; (ii) a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and (iii) the entire hybrid contract is not measured at FVTPL.
The entity assesses the existence of embedded derivatives to be separated when it becomes party to the contract and, afterwards, when a change in the terms of the contract that modifies its cash flows occurs.
Contracts to buy or sell commodities entered into and continue to be held for the purpose of their receipt or delivery in accordance with the Group’s expected purchase, sale or usage requirements are recognised on an accrual basis (the so-called normal sale and normal purchase exemption or own use exemption).

Description of accounting policy for offsetting of financial instruments [text block]
Offsetting of financial assets and liabilities
Financial assets and liabilities are set off in the balance sheet if the Group currently has a legally enforceable right to set off and intends to settle on a net basis (or to realise the asset and settle the liability simultaneously).

Description of accounting policy for derecognition of financial instruments [text block]
Derecognition of financial assets and liabilities
Transferred financial assets are derecognised when the contractual rights to receive the cash flows from the financial assets expire or are transferred to another party. Financial liabilities are derecognised when they are extinguished, or when the obligation specified in the contract is discharged, cancelled or expired.

Description of accounting policy for determining components of cash and cash equivalents [text block]
Cash and cash equivalents
Cash and cash equivalents include cash on hand, demand deposits, as well as financial assets originally due, generally, within 90 days, readily convertible to known amount of cash and subject to an insignificant risk of changes in value.

Description of accounting policy for contingent liabilities and contingent assets [text block]
Provisions, contingent liabilities and contingent assets
A provision is a liability of uncertain timing or amount on the balance sheet date. Provisions are recognised when: (i) there is a present obligation, legal or constructive, as a result of a past event; (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and (iii) the amount of the obligation can be reliably estimated. The amount recognised as a provision is the best estimate of the expenditure required to settle the present obligation or to transfer it to third parties at the balance sheet date. The amount recognised for onerous contracts is the lower of the cost necessary to fulfill the obligations, net of expected economic benefits deriving from the contracts, and any compensation or penalties arising from failure to fulfill these obligations. Where the effect of the time value is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expenditures expected to be required to settle the obligation at a discount rate that reflects the Company’s average borrowing rate taking into account the risks associated with the obligation. The increase in the provision due to the passage of time is recognised as “Finance income (expense)”.
Where an obligation exists for an item of property, plant and equipment (e.g. site dismantling and restoration), the provision is recognised together with a corresponding amount as part of the related item of property, plant and equipment. The decommissioning portion of the property, plant and equipment is subsequently depreciated at the same rate as the rest of the asset.
A provision for restructuring costs is
recognised
only when the Company has a detailed formal plan for the restructuring and has raised a valid expectation in the affected parties that it will carry out the restructuring.
Provisions are periodically reviewed and adjusted to reflect changes in the estimates of costs, timing and discount rates. Changes in provisions are recognised in the same profit and loss account line item where the original provision was charged, or, when the liability regards tangible assets (e.g. site dismantling and restoration), changes in the provision are recognised with a corresponding entry to the assets to which they refer, to the extent of the assets’ carrying amounts; any excess amount is recognised in the profit and loss account.
Contingent liabilities are: (i) possible, but not probable obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company; or (ii) present obligations arising from past events, whose amount cannot be reliably measured or whose settlement will probably not result in an outflow of resources embodying economic benefits. Contingent liabilities are not recognised
in the financial statements, but are disclosed.
Contingent assets, that are possible assets arising from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company, are not recognised unless the realisation of economic benefits is virtually certain. Contingent assets are disclosed when an inflow of economic benefits is probable. Contingent assets are assessed periodically to ensure that developments are appropriately reflected in the financial statements; if it has become virtually certain that an inflow of economic benefits will arise, the asset and the related income are recognised in the financial statements of the period in which the change occurs.
Significant accounting estimates and judgements: decommissioning and restoration liabilities, environmental liabilities and other provisions
The Group holds provisions for dismantling and removing items of property, plant and equipment, and restoring land or seabed at the end of the oil and gas production activity. Estimating obligations to dismantle, remove and restore items of property, plant and equipment is complex. It requires management to make estimates and judgements with respect to removal obligations that will come to term many years into the future and contracts and regulations are often unclear as to what constitutes removal. In addition, the ultimate financial impact of environmental laws and regulations is not always clearly known as asset removal technologies and costs constantly evolve in the countries where Eni operates, as do political, environmental, safety and public expectations.
Where the effect of the time value of money is material, the amount recognised as provision is the present value of expenditures expected to be required to settle the obligation. After the initial recognition, the carrying amount of decommissioning and restoration liabilities is adjusted to reflect the passage of time and any change in the estimates following the modification of amount and timing of future cash flows and discount rates adopted. The discount rate used to determine the provision is based on complex managerial judgements.
As other oil&gas companies, Eni is subject to numerous EU, national, regional and local environmental laws and regulations concerning its oil&gas operations, production and other activities. They include legislations that implement international conventions or protocols. Environmental provisions are recognised when it becomes probable that an outflow of resources will be required to settle the obligation and such obligation can be reliably estimated. Management, considering the actions already taken, insurance policies obtained to cover environmental risks and provision for risks accrued, does not expect any material adverse effect on Eni’s consolidated results of operations and financial position as a result of such laws and regulations. However, there can be no assurance that there will not be a material adverse impact on Eni’s consolidated results of operations and financial position due to: (i) the possibility of an unknown contamination; (ii) the results of the ongoing surveys and other possible effects of statements required by applicable laws; (iii) the possible effects of future environmental legislations and rules; (iv) the effects of possible technological changes relating to future remediation; and (v) the possibility of litigation and the difficulty of determining Eni’s liability, if any, against other potentially responsible parties with respect to such litigations and the possible reimbursements.
In addition to liabilities related to environmental and decommissioning and restoration liabilities, Eni recognises provisions primarily related to legal, trade and tax proceedings. These provisions are estimated on the basis of complex managerial judgements related to the amounts to be recognised and the timing of future cash outflows. After the initial recognition, provisions are periodically reviewed and adjusted to reflect the current best estimate.

Description of accounting policy for employee benefits [text block]
Employee benefits
Employee benefits are considerations given by the Group in exchange for service rendered by employees or for the termination of employment.
Post-employment benefit plans, including informal arrangements, are classified as either defined contribution plans or defined benefit plans depending on the economic substance of the plan as derived from its principal terms and conditions. Under defined contribution plans, the Company’s obligation, which consists in making payments to the State or to a trust or a fund, is determined on the basis of contributions due.
The liabilities related to defined benefit plans, net of any plan assets, are determined on the basis of actuarial assumptions and charged on an accrual basis during the employment period required to obtain the benefits.
Net interest includes the return on plan assets and the interests cost to be recognised
in the profit and loss account. Net interest is measured by applying to the liability, net of any plan assets, the discount rate used to calculate the present value of the liability; net interest of defined benefit plans is recognised
in “Finance income (expense)”.
Re-measurements of the net defined benefit liability, comprising actuarial gains and losses, resulting from changes in the actuarial assumptions used or from changes arising from experience adjustments, and the return on plan assets excluding amounts included in net interest, are recognised within the statement of comprehensive income. Re-measurements of the net defined benefit liability, recognised whithin other comprehensive income, are not reclassified subsequently to the profit and loss account.
Obligations for long-term benefits are determined by adopting actuarial assumptions. The effects of re-measurements are taken to profit and loss account in their entirety.

Description of accounting policy for share-based payment transactions [text block]
Share-based payments
The line item “Payroll and related costs” includes the cost of the share-based incentive plan, consistently with its actual remunerative nature.

 The cost of the share-based incentive plan is measured by reference to the fair value of the equity instruments granted and the estimate of the number of shares that eventually vest; the cost is recognised on an accrual basis pro rata temporis over the vesting period, that is the period between the grant date and the settlement date. The fair value of the shares underlying the incentive plan is measured at the grant date, taking into account the estimate of achievement of market conditions (e.g. Total Shareholder Return), and is not adjusted in subsequent periods; when the achievement is linked also to non-market conditions, the number of shares expected to vest is adjusted during the vesting period to reflect the updated estimate of these conditions. If, at the end of the vesting period, the incentive plan does not vest because of failure to satisfy the performance conditions, the portion of cost related to market conditions is not reversed to the profit and loss account.
Significant accounting estimates and judgements: employee benefits and share-based payments
Defined benefit plans are evaluated with reference to uncertain events and based upon actuarial assumptions including, among others, discount rates, expected rates of salary increases, mortality rates, estimated retirement dates and medical cost trends. The significant assumptions used to account for defined benefit plans are determined as follows: (i) discount and inflation rates are based on the market yields on high quality corporate bonds (or, in the absence of a deep market of these bonds, on the market yields on government bonds) and on the expected inflation rates in the reference currency area; (ii) the future salary levels of the individual employees are determined including an estimate of future changes attributed to general price levels (consistent with inflation rate assumptions), productivity, seniority and promotion; (iii) healthcare cost trend assumptions reflect an estimate of the actual future changes in the cost of the healthcare related benefits provided to the plan participants and are based on past and current healthcare cost trends, including healthcare inflation, changes in healthcare utilisation and changes in health status of the participants; and (iv) demographic assumptions such as mortality, disability and turnover reflect the best estimate of these future events for individual employees involved.

(19)	The current share-based incentive plan, to be settled by treasury shares, was approved by the shareholders’ meeting held on April 13, 2017.

Differences in the amount of the net defined benefit liability (asset), deriving from the re-measurements, comprising, among others, changes in the current actuarial assumptions, differences in the previous actuarial assumptions and what has actually occurred and differences in the return on plan assets, excluding amounts included in net interest, usually occur. Similarly to the approach followed for the fair value measurement of financial instruments, the fair value of the shares underlying the incentive plans is measured by using complex valuation techniques and identifying, through structured judgements, the assumptions to be adopted.

Description of accounting policy for treasury shares [text block]
Treasury shares
Treasury shares, including shares held to meet the future requirements of the share-based incentive plans, are recognised as deductions from equity at cost. Any gain or loss resulting from subsequent sales is recognised in equity.

Description Of Accounting Policy For Revenue from contract with the customers [Text Block]
Revenue from contracts with customers

Revenue from contracts with customers is recognised on the basis of the following five steps: (i) identifying the contract with the customer; (ii) identifying the performance obligations, that are promises in a contract to transfer goods and/or services to a customer; (iii) determining the transaction price; (iv) allocating the transaction price to each performance obligation on the basis of the relative stand-alone selling prices of each good or service; and (v) recognising revenue when (or as) a performance obligation is satisfied, that is when a promised good or service is transferred to a customer. A promised good or service is transferred when (or as) the customer obtains control of it. Control can be transferred over time or at a point in time. With reference to the most important products sold by Eni, revenue is generally recognised for:
•	crude oil, upon shipment;

•	natural gas and electricity, upon delivery to the customer;

•	petroleum products sold to retail distribution networks, upon delivery to the service stations, whereas all other sales of petroleum products are recognised upon shipment; and

•	chemical products and other products, upon shipment.

Revenue from crude oil and natural gas production from properties in which Eni has an interest together with other producers is recognised on the basis of the quantities actually lifted and sold (sales method); costs are recognised on the basis of the quantities actually sold.

Revenue is measured at the fair value of the consideration to which the Company expects to be entitled in exchange for transferring promised goods and/or services to a customer, excluding amounts collected on behalf of third parties. In determining the transaction price, the promised amount of consideration is adjusted for the effects of the time value of money if the timing of payments agreed to by the parties to the contract provides the customer or the entity with a significant benefit of financing the transfer of goods or services to the customer. The promised amount of consideration is not adjusted for the effect of the significant financing component if, at contract inception, it is expected that the period between the transfer of a promised good or service to a customer and when the customer pays for that good or service will be one year or less. If the consideration promised in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the promised goods and/or services to a customer; in particular, the amount of consideration can vary because of discounts, refunds, incentives, price concessions, performance bonuses, penalties or if the price is contingent on the occurrence or non-occurrence of future events.

(20)	The previous accounting policies about revenue are described in the 2017 Annual Report on Form 20-F.
(21)
In accordance with the previous accounting policy (entitlement method), revenue from crude oil and natural gas production from properties in which Eni has an interest together with other producers were recognised on the basis of Eni’s net working interest in those properties. In the balance sheet, lifting imbalances were recognised respectively as payables and receivables and measured at current prices at the balance sheet date.

If, in a contract, the Company grants a customer the option to acquire additional goods or services for free or at a discount (for example sales incentives, customer award points, etc.), this option gives rise to a separate performance obligation in the contract only if the option provides a material right to the customer that it would not receive without entering into that contract.
When goods or services are exchanged for goods or services
which
are of a similar nature and value, the exchange is not regarded as a transaction which generates revenue.

Significant accounting estimates and judgements: revenue from contracts with customers
Revenue from sales of electricity and gas to retail customers includes amount accrued for electricity and gas supplied between the date of the last invoiced meter reading (actual or estimated) of volumes consumed and the end of the year. These estimates consider information provided by the grid managers about the volumes allocated among the customers of the secondary distribution network, about the actual and estimated volumes consumed by customers, as well as they rely on other factors, considered by the management, which can impact on them. Therefore, revenue is accrued as a result of a complex estimate based on the volumes distributed and allocated, communicated by third parties, likely to be adjusted, according to applicable regulations, within the fifth year following the one in which they are accrued. Considering the contractual obligations on the supply delivery points, revenue from sales of electricity and gas to retail customers includes costs for transportation and dispatching and in these cases the gross amount of consideration to which the entity is entitled is recognised.

Description for accounting policy for costs [Text block]
Costs
Costs are recognised when the related goods and services are sold or consumed during the year, when they are allocated on a systematic basis or when their future economic benefits cannot be identified. Costs associated with emission quotas, determined on the basis of the market prices, are recognised in relation to the amounts of the carbon dioxide emissions that exceed free allowances. Costs related to the purchase of the emission rights that exceed the amount necessary to meet regulatory obligations, are recognised as intangible assets. Revenue related to emission quotas is recognised when they are sold and, if applicable, purchased emission rights are considered the first to be sold. Monetary receivables granted to replace the free award emission rights are recognised as a contra to the line item “Other income and revenues”.
Lease payments under an operating lease are recognised as an expense over the lease term. The costs for the acquisition of new knowledge or discoveries, the study of products or alternative processes, new techniques or models, the planning and construction of prototypes or, in any case, costs incurred for other scientific research activities or technological development, which cannot be capitalised (see also the accounting policy for “Intangible assets”), are included in the profit and loss account when they are incurred.

Description of accounting policy for functional currency [text block]
Exchange differences
Revenues and costs associated with transactions in foreign currencies are translated into the functional currency by applying the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the spot exchange rate on the balance sheet date and any resulting exchange differences are included in the profit and loss account within “Finance income (expense)” or, if designated as hedging instruments for the foreign currency risk, in the same line item in which the economic effects of the hedged item are recognised. Non-monetary assets and liabilities denominated in foreign currencies, measured at cost, are not retranslated subsequent to initial recognition. Non-monetary items measured at fair value, recoverable amount or net realisable value are retranslated using the exchange rate at the date when the value is determined.

Description of accounting policy for dividends [text block]	Dividends Dividends are recognised at the date of the general shareholders’ meeting in which they were declared, except when the sale of shares before the ex-dividend date is certain.

Description of accounting policy for income tax [text block]
Income taxes
Current income taxes are determined on the basis of estimated taxable profit. The estimated liability is included in “Income tax payables”. Current income tax assets and liabilities are measured at the amount expected to be paid to (recovered from) the taxation authorities, using tax rates and the tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets and liabilities are recognised for temporary differences arising between the carrying amounts of the assets and liabilities and their tax bases, based on tax rates and tax laws that are expected to apply to the period when the asset is realised or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognised when their recoverability is considered probable, i.e. when it is probable that sufficient taxable profit will be available in the same year as the reversal of the deductible temporary difference. Similarly, deferred tax assets for the carry-forward of unused tax credits and unused tax losses are recognised to the extent that their recoverability is probable. The carrying amount of the deferred tax assets is reviewed, at least, on an annual basis. Income tax assets, that are uncertain in the amount to be recovered, are recognised in accordance with the probable threshold.

Relating to the taxable temporary differences associated with investments in subsidiaries and associates, and interests in joint arrangements, the related deferred tax liabilities are not recognised if the investor is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred tax assets and liabilities are presented within non-current assets and liabilities and are offset at a single entity level if related to off-settable taxes. The balance of the offset, if positive, is recognised in the line item “Deferred tax assets” and, if negative, in the line item “Deferred tax liabilities”. When the results of transactions are recognised directly in shareholders’ equity, the related current and deferred taxes are also charged to the shareholders’ equity.

Description of accounting policy for non-current assets or disposal groups classified as held for sale and discontinued operations [text block]
Assets held for sale and discontinued operations
Non-current assets and current and non-current assets included within disposal groups, are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through their continuing use. This condition is regarded as met only when the sale is highly probable and the asset or the disposal group is available for immediate sale in its present condition. When there is a sale plan involving loss of control of a subsidiary, all the assets and liabilities of that subsidiary are classified as held for sale, regardless of whether a non-controlling interest in its former subsidiary will be retained after the sale.
Non-current assets held for sale, current and non-current assets included within disposal groups that have been classified as held for sale and the liabilities directly associated with them are recognised in the balance sheet separately from other assets and liabilities.
Immediately before the initial classification of a non-current asset and/or a disposal group as held for sale, the non-current asset and/or the assets and liabilities in the disposal group are measured in accordance with applicable IFRSs. Subsequently, non-current assets held for sale are not depreciated or amortised and they are measured at the lower of the fair value less costs to sell and their carrying amount. If an equity-accounted investment, or a portion of that investment meets the criteria to be classified as held for sale, it is no longer accounted for using the equity method; and is measured at the lower of its carrying amount at the date the equity method is discontinued, and its fair value less costs to sell. Any retained portion of the equity-accounted investment that has not been classified as held for sale is accounted for using the equity method until disposal of the portion that is classified as held for sale takes place. After the disposal takes place, any retained interest in the investee is measured in accordance with the measurement criteria indicated in the accounting policy for “— Investments in equity instruments”, unless the retained interest continues to be an equity-accounted investment.
Any difference between the carrying amount of the non-current assets and the fair value less costs to sell is taken to the profit and loss account as an impairment loss; any subsequent reversal is recognised up to the cumulative impairment losses, including those recognised prior to qualification of the asset as held for sale. Non-current assets classified as held for sale and disposal groups, are considered a discontinued operation if, alternatively: (i) represent a separate major line of business or geographical area of operations; (ii) are part of a disposal program of a separate major line of business or geographical area of operations; or (iii) are a subsidiary acquired exclusively with a view to resale. The results of discontinued operations, as well as any gain or loss recognised on the disposal, are indicated in a separate line item of the profit and loss account, net of the related tax effects; the economic figures of discontinued operations are indicated also for prior periods presented in the financial statements.
If events or circumstances occur that no longer allow to classify a non-current asset or a disposal group as held for sale, the non-current asset or the disposal group is reclassified into the original line items of the balance sheet and measured at the lower of: (i) its carrying amount at the date of classification as held for sale adjusted for any depreciation, amortisations
 impairment losses and reversals that would have been
recognised
had the asset or disposal group not been classified as held for sale, and (ii) its recoverable amount at the date of the subsequent decision not to sell. If the interruption of a plan of sale concerns a subsidiary, joint operation, joint venture, associate, or a portion of an interest in a joint venture or an associate, financial statements for the period since classification as held for sale are amended.

Description of accounting policy for fair value measurement [text block]
Fair value measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (not in a forced liquidation or a distress sale) at the measurement date (exit price). Fair value measurement is based on the market conditions existing at the measurement date and on the assumptions of market participants (market-based measurement). A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market to which the entity has access, independently from the entity’s intention to sell the asset or transfer the liability to be measured.
A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. Highest and best use is determined from the perspective of market participants, even if the entity intends a different use; an entity’s current use of a non-financial asset is presumed to be its highest and best use, unless market or other factors suggest that a different use by market participants would maximise the value of the asset.
The fair value of a liability, both financial and non-financial, or of the Company’s own equity instrument, in the absence of a quoted price, is measured from the perspective of a market participant that holds the identical item as an asset at the measurement date. The fair value of financial instruments takes into account the counterparty
’s credit risk for a financial asset (Credit Valuation Adjustment, CVA) and the
Company’s
own credit risk for a financial liability (Debit Valuation Adjustment, DVA).
In the absence of available market quotation, fair value is measured by using valuation techniques that are appropriate in the circumstances, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.
Significant accounting estimates and judgements: fair value
Fair value measurement, although based on the best available information and on the use of appropriate valuation techniques, is inherently uncertain, requires the use of professional judgement and could result in expected values other than the actual ones.